Property, plant and equipment - Disclosure of sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
New York
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 235	£ 208
UELs limited to 2060, impact on depreciation expense	110	100
UELs limited to 2070, impact on depreciation expense	54	46
New England
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	78	66
UELs limited to 2060, impact on depreciation expense	32	26
UELs limited to 2070, impact on depreciation expense	£ 9	£ 6